Segment information and information by geographical area	12 Months Ended
Dec. 31, 2024
Segment information and information by geographical area
Segment information and information by geographical area

35 Segment information and information by geographic area

Segment information

Effective October 1, 2024, the Company reorganized its business activities into three business groups to increase the effectiveness of strategy execution.

•         the “Chief Transition & Financial Officer” business group, responsible for increasing the value of the two Eni’s subsidiaries, Plenitude and Enilive, which are engaged in growing the businesses related to the energy transition, mainly production of electricity from renewable sources and manufacturing of biofuels in synergy with the traditional activities of retail marketing of gas, power, and fuels. The goal of increasing the value of those two subsidiaries will be pursued also by means of third-party investments in the share capital of the entities and possibly by market offerings of shares and listing;

•         the “Global Natural Resources” business group, responsible for increasing the value of the oil&gas exploration and development activities and of wholesale gas, LNG and power activities by leveraging organic growth and with the support of trading activities, vertical integration and operational excellence.  It is also in charge of developing the new CCS and agri-hub businesses;

•         the “Industrial Transformation” business group, responsible for implementing the restructuring and upgrading of the Chemical business, managed by the subsidiary Versalis, and of the oil-based refining business leveraging on proprietary technologies, product specialization and the criteria of the circular economy and by reducing the weight of business lines with challenged fundamentals (commodity chemicals and low-scale refineries). It is also in charge of managing environmental remediation activities conducted by the subsidiary Eni Rewind.

For financial reporting purposes, management evaluated that segmental reporting are presented based on the operating segments tracked by the by the Chief Operating Decision Maker (the CEO) to evaluate profit centers financial performance and resources allocation. Therefore, in compliance with the provisions of the international reporting standard that regulates the segment reporting (IFRS 8), the new reportable segments of Eni effective December 31, 2024, have been reorganized as follows with the restatement of comparative periods:

•         Exploration & Production: exploration, development and production of crude oil, condensates and natural gas. The business also engages in oil and products trading activities, designed to perform supply balancing transactions in the market with a view of ensuring the requested slate of crudes to the refining business and to stabilize or hedge commercial margins.

•         Global Gas & LNG Portfolio (GGP) and Power: wholesale supply and marketing of gas via pipeline, LNG, and electricity, as well as international transport activities. It includes gas, LNG, and electricity trading activities finalized to hedging and stabilizing the trade margins, as well as optimizing the gas asset portfolio. The results of the Power business operating segment relating to the production of electricity from thermoelectric plants have been included in this reportable segment because it presents similar economic returns and it is ancillary to the main business.

•         Refining and Chemicals: processing of crude oil to manufacture traditional refined products (fuels, bitumen, lubricants, etc.) and inter-company wholesale marketing of refined products to the Enilive operating segment and to third-party large accounts. The Chemicals operating segment, through Eni wholly owned subsidiary Versalis, engages in the production and marketing of basic petrochemical products, plastics and elastomers. Versalis is developing the business of manufacturing chemical products from renewable raw materials, bioplastics, and bio-based products through the recently acquired subsidiary Novamont. The results of operations of the Refining business and the Chemical business have been combined in a single reporting segment because the businesses exhibit similar economic characteristics.

•         Enilive: engages in the manufacturing of biofuels and in retail marketing activities of fuels through an extensive network of refueling outlets, also providing non-fuel products and services to drivers. It also engages in the wholesale supplies of fuels, bitumen and lubricants.

•         Plenitude: engages in the retail sales of gas, electricity and related services, production and wholesale sales of electricity from renewable plants, and is also building and managing a network of charging points for electric vehicles.

•         Corporate and Other activities: includes the main business support functions, in particular holding, central treasury, IT, human resources, real estate services, captive insurance activities, research and development, new technologies, business digitalization and the environmental activity managed by the subsidiary Eni Rewind. The segment also includes the businesses under development of projects to capture and store CO2 at Eni’s depleted sites (CCUS), the agribusiness and initiatives for carbon offset (NBS), under development.

Segment information presented to the CEO (the Chief Operating Decision Maker, ex IFRS 8) includes: revenues, operating profit and directly attributable assets and liabilities.

According to the requirements of the international accounting standards regarding segment information in the event of a reorganization of business segments, the segment information for the 2023 and 2022 comparative periods have been restated for homogeneous comparison as follows. The main changes compared to 2023 concerned the allocation of oil trading in the E&P segment (previously in the Refining operating segment) and of the thermoelectric generation activity in the GGP operating segment (previously in the Plenitude and Power aggregate). Enilive is subject to separate exposure from the Refining & Chemicals aggregate.

As reported in 2023:

(€ million)	Exploration & Production	Global Gas & LNG Portfolio	Enilive, Refining and Chemicals	Plenitude & Power	Corporate and Other activities	Adjustments of intragroup profits	Total

2023
Sales from operations including intersegment sales	23,903	20,139	52,558	14,256	1,972
Less: intersegment sales	(13,060)	(3,229)	(393)	(658)	(1,771)
Sales from operations	10,843	16,910	52,165	13,598	201		93,717
Operating profit	8,549	2,431	(1,397)	(464)	(943)	81	8,257
Identifiable assets (a)	62,180	6,381	15,530	13,999	1,952	(378)	99,664
Identifiable liabilities (a)	18,020	5,997	10,200	6,076	4,629	(56)	44,866
2022
Sales from operations including intersegment sales	31,194	48,586	59,178	20,883	1,886
Less: intersegment sales	(18,305)	(7,356)	(708)	(1,157)	(1,689)
Sales from operations	12,889	41,230	58,470	19,726	197		132,512
Operating profit	15,963	3,730	460	(825)	(1,956)	138	17,510
Identifiable assets (a)	60,298	12,282	14,925	11,987	1,666	(472)	100,686
Identifiable liabilities (a)	17,339	12,572	9,011	4,787	4,462	(68)	48,103

(a) Include assets/liabilities directly associated with the generation of operating profit.

As restated:

(€ million)	Exploration & Production	Global Gas & LNG Portfolio and Power	Refining and Chemicals	Enilive	Plenitude	Total reportable segments	Corporate and Other activities	Adjustments of intragroup profits	Total
2023
Sales from operations including intersegment sales	55,773	24,168	23,061	21,780	11,102	135,884
Less: intersegment sales	(17,812)	(4,700)	(16,873)	(2,903)	(62)	(42,350)
Sales from operations	37,961	19,468	6,188	18,877	11,040	93,534	183		93,717
Operating profit	8,693	2,626	(2,121)	585	(659)	9,124	(948)	81	8,257
Identifiable assets (a)	64,504	7,688	7,186	6,081	12,692	98,151	1,891	(378)	99,664
Identifiable liabilities (a)	21,461	6,637	3,910	2,900	5,436	40,344	4,578	(56)	44,866
2022
Sales from operations including intersegment sales	61,834	58,119	26,633	26,479	13,497	186,562
Less: intersegment sales	(23,105)	(10,575)	(18,220)	(2,254)	(85)	(54,239)
Sales from operations	38,729	47,544	8,413	24,225	13,412	132,323	189		132,512
Operating profit	16,158	4,231	(606)	876	(1,326)	19,333	(1,961)	138	17,510
Identifiable assets (a)	62,522	13,813	8,064	4,690	10,456	99,545	1,613	(472)	100,686
Identifiable liabilities (a)	20,431	13,537	3,714	2,253	3,822	43,757	4,414	(68)	48,103

(a) Include assets/liabilities directly associated with the generation of operating profit.

Segment Information

(€ million)	Exploration & Production	Global Gas & LNG Portfolio and Power	Refining and Chemicals	Enilive	Plenitude	Total reportable segments	Corporate and Other activities	Adjustments of intragroup profits	Total
2024
Sales from operations including intersegment sales	54,440	18,876	21,210	21,139	10,179	125,844
Less: intersegment sales	(15,565)	(3,815)	(15,329)	(2,469)	(55)	(37,233)
Sales from operations	38,875	15,061	5,881	18,670	10,124	88,611	186		88,797
Operating profit	6,715	(909)	(1,681)	282	1,307	5,714	(371)	(105)	5,238
Net provisions for contingencies	(282)	(11)	(478)	(48)	(81)	(900)	(484)	(13)	(1,397)
Depreciation and amortization	(6,353)	(267)	(161)	(284)	(424)	(7,489)	(144)	33	(7,600)
Impairments of tangible and intangible assets and right-of-use assets	(2,385)	(195)	(458)	(117)	(1)	(3,156)	(51)		(3,207)
Reversals of tangible and intangible assets and right-of-use assets	182	94	3		5	284	23		307
Write-off of tangible and intangible assets and right-of-use assets	(576)				(3)	(579)	(1)		(580)
Share of profit (loss) of equity-accounted investments	904	44	73	(43)	(47)	931	(65)		866
Identifiable assets (a)	67,572	7,421	7,228	5,893	13,588	101,702	2,712	(457)	103,957
Unallocated assets (b)									42,982
Equity-accounted investments	8,348	488	2,621	899	1,019	13,375	775		14,150
Identifiable liabilities (a)	20,627	7,230	4,253	2,995	5,883	40,988	4,881	(49)	45,820
Unallocated liabilities (b)									45,471
Capital expenditure in tangible and intangible assets	6,055	110	632	416	887	8,100	408	(23)	8,485
2023
Sales from operations including intersegment sales	55,773	24,168	23,061	21,780	11,102	135,884
Less: intersegment sales	(17,812)	(4,700)	(16,873)	(2,903)	(62)	(42,350)
Sales from operations	37,961	19,468	6,188	18,877	11,040	93,534	183		93,717
Operating profit	8,693	2,626	(2,121)	585	(659)	9,124	(948)	81	8,257
Net provisions for contingencies	(354)	(206)	(352)	(33)	(73)	(1,018)	(339)	(12)	(1,369)
Depreciation and amortization	(6,271)	(295)	(142)	(261)	(404)	(7,373)	(140)	34	(7,479)
Impairments of tangible and intangible assets and right-of-use assets	(1,419)	(14)	(732)	(38)	(7)	(2,210)	(52)		(2,262)
Reversals of tangible and intangible assets and right-of-use assets	376	52	6			434	26		460
Write-off of tangible and intangible assets and right-of-use assets	(531)				(5)	(536)	1		(535)
Share of profit (loss) of equity-accounted investments	1,012	49	381	(38)	(55)	1,349	(13)		1,336
Identifiable assets (a)	64,504	7,688	7,186	6,081	12,692	98,151	1,891	(378)	99,664
Unallocated assets (b)									42,942
Equity-accounted investments	6,780	534	2,724	858	664	11,560	1,070		12,630
Identifiable liabilities (a)	21,461	6,637	3,910	2,900	5,436	40,344	4,578	(56)	44,866
Unallocated liabilities (b)									44,096
Capital expenditure in tangible and intangible assets	7,135	119	556	428	636	8,874	360	(19)	9,215
2022
Sales from operations including intersegment sales	61,834	58,119	26,633	26,479	13,497	186,562
Less: intersegment sales	(23,105)	(10,575)	(18,220)	(2,254)	(85)	(54,239)
Sales from operations	38,729	47,544	8,413	24,225	13,412	132,323	189		132,512
Operating profit	16,158	4,231	(606)	876	(1,326)	19,333	(1,961)	138	17,510
Net provisions for contingencies	(160)	(395)	(658)	(439)	(12)	(1,664)	(1,340)	19	(2,985)
Depreciation and amortization	(6,130)	(268)	(150)	(245)	(307)	(7,100)	(138)	33	(7,205)
Impairments of tangible and intangible assets and right-of-use assets	(613)	(114)	(709)	(43)	(17)	(1,496)	(71)		(1,567)
Reversals of tangible and intangible assets and right-of-use assets	181	180	35			396	31		427
Write-off of tangible and intangible assets and right-of-use assets	(596)	(1)	(2)			(599)			(599)
Share of profit (loss) of equity-accounted investments	1,530	4	445	1	(20)	1,960	(119)		1,841
Identifiable assets (a)	62,522	13,813	8,064	4,690	10,456	99,545	1,613	(472)	100,686
Unallocated assets (b)									51,444
Equity-accounted investments	7,318	4	3,062	22	660	11,066	1,026		12,092
Identifiable liabilities (a)	20,431	13,537	3,714	2,253	3,822	43,757	4,414	(68)	48,103
Unallocated liabilities (b)									48,797
Capital expenditure in tangible and intangible assets	6,252	173	605	273	481	7,784	276	(4)	8,056

(a)      Include assets/liabilities directly associated with the generation of operating profit.

(b)      Include assets/liabilities not directly associated with the generation of operating profit.

Information by geographic area

Identifiable assets and investments by geographic area of origin

(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2024
Identifiable assets (a)	29,787	7,704	4,709	6,470	21,232	32,624	1,431	103,957
Capital expenditure in tangible and intangible assets	2,009	673	308	556	1,519	3,276	144	8,485
2023
Identifiable assets (a)	30,026	6,962	5,124	7,658	17,855	30,928	1,111	99,664
Capital expenditure in tangible and intangible assets	2,006	485	235	609	1,471	4,105	304	9,215
2022
Identifiable assets (a)	29,195	7,689	6,564	8,892	18,653	28,167	1,526	100,686
Capital expenditure in tangible and intangible assets	1,475	415	205	1,266	1,390	3,163	142	8,056

(a)   Include assets directly associated with the generation of operating profit.

Sales from operations by geographic area of destination

(€ million)	2024	2023	2022
Italy	30,994	33,450	60,090
Other European Union	15,975	18,271	25,413
Rest of Europe	16,493	18,476	21,748
Americas	7,908	7,004	6,929
Asia	9,114	7,404	9,062
Africa	8,285	9,057	9,191
Other areas	28	55	79
	88,797	93,717	132,512